Investment property - Summary of movement of investment property (Parenthetical) (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Loss generated by sale		S/ 3,176,000